Derivatives (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Nov. 29, 2022 USD ($) instrument
Derivative [Line Items]
Derivative, notional value	$ 0.0	$ 0.0
Fixed interest rate, outstanding debt (in percent)	73.00%	73.00%	13.00%
Gain recognized within other comprehensive income/loss	$ 0.0	$ 5.0	$ 1.6
Other comprehensive income (loss), cash flow hedge, gain (loss), reclassification, before tax	$ 2.4	$ 13.9	$ 2.4
Interest Rate Caps | Total derivatives designated as hedging instruments
Derivative [Line Items]
Number of interest rate derivatives held | instrument				2
Derivative, notional value				$ 2,101.0
Derivative, fixed interest rate (in percent)				0.42%
Derivative, variable interest rate, reference rate in excess of (in percent)				4.75%
Interest Rate Swap
Derivative [Line Items]
Derivative, notional value				$ 1,101.0
Derivative, fixed interest rate (in percent)				3.40%